S-K 1602(a)(3) Forepart, Sponsor Compensation	Aug. 18, 2025 USD ($) $ / shares shares
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	5,625,000
Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	4,333,333
Non-Managing Sponsor Investors [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount | $	$ 6,000,000
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 6,000,000
Overallotment Option [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10
Price Paid or to be Paid for Securities, Total Amount | $	$ 345,000,000
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 345,000,000
Private Placement Warrants [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	5,333,333
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 1.50
Price Paid or to be Paid for Securities, Total Amount | $	$ 8,000,000
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 8,000,000
Private Placement Warrants [Member] | Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	5,333,333
Private Placement Warrants [Member] | Cantor Fitzgerald & Co. [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	1,000,000
Private Placement Warrants [Member] | Non-Managing Sponsor Investors [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	4,000,000
Private Placement Warrants [Member] | Overallotment Option [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount | $	$ 300,000,000
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 300,000,000
Class A Ordinary Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 11.50
Non-Managing Sponsor Investors [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	4,000,000
Founder Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	3,000,000